Segment Reporting (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) segment	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Reporting
Number of reportable segments | segment	1		1
General and administrative expense:
Interest income	$ 275	$ 246	$ 747	$ 1,318
Net loss	(9,579)	(4,202)	(29,397)	(17,347)
Single reportable segment
General and administrative expense:
Personnel costs	609	523	2,085	1,882
Other general and administrative expenses	634	204	2,372	917
Interest income	(275)	(246)	(747)	(1,318)
Other expense	5,500		2,037
Net loss	(9,579)	(4,202)	(29,397)	(17,347)
Operating segment | HCC | Single reportable segment
Segment Reporting
Research and development expenses by program	437	1,417	8,583	2,127
Operating segment | IPF | Single reportable segment
Segment Reporting
Research and development expenses by program	1,033	616	6,703	3,210
Operating segment | mBC | Single reportable segment
Segment Reporting
Research and development expenses by program		210	2,182	646
Operating segment | Pre-clinical, CMC, and other (unallocated) | Single reportable segment
Segment Reporting
Research and development expenses by program	175	356	969	4,373
Operating segment | TTI 109 | Single reportable segment
Segment Reporting
Research and development expenses by program	358	216	1,193	1,466
Unallocated research and development expense | Single reportable segment
Segment Reporting
Research and development expenses, personnel costs	858	795	2,988	2,900
Research and development expenses, consultant fees and other costs	$ 250	$ 111	$ 1,032	$ 1,144